Rule 497(e)
                                      Registration Nos. 333-125751 and 811-21774




CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                October 3, 2019

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

      Re:       First Trust Exchange-Traded Fund (the "Registrant")
                  (Registration Nos. 333-125751 and 811-21774)
           ---------------------------------------------------------------

 Ladies and Gentlemen:

      On behalf of the Registrant, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the copy of a supplement, in the form of a sticker, to the prospectus for the Registrant filed pursuant to Rule 497(e) on September 27, 2019. The Registration Statement relates to the First Trust Value Line(R) Dividend Index Fund and First Trust Value Line(R) 100 Exchange-Traded Fund, each a series of the Registrant.




                                        Very truly yours,

                                        CHAPMAN AND CUTLER LLP


                                        By: /s/ Morrison C. Warren
                                        ---------------------------------
                                            Morrison C. Warren